12.31 Fidelity International Bond Fund I PRO-01 | Fidelity® International Bond Fund
Fund Summary Fund/Class: Fidelity® International Bond Fund/Fidelity Advisor® International Bond Fund I
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® International Bond Fund}	12.31 Fidelity International Bond Fund I PRO-01 Fidelity® International Bond Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® International Bond Fund}	12.31 Fidelity International Bond Fund I PRO-01 Fidelity® International Bond Fund Fidelity International Bond Fund-Institutional Class Advisor
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.59%
Total annual operating expenses	1.15%
Fee waiver and/or expense reimbursement	0.40%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.75%. This arrangement will remain in effect through February 28, 2017. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® International Bond Fund}	12.31 Fidelity International Bond Fund I PRO-01 Fidelity® International Bond Fund Fidelity International Bond Fund-Institutional Class Advisor USD ($)
1 year	$ 77
3 years	319
5 years	588
10 years	$ 1,356

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 94% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing primarily in non-U.S. dollar-denominated securities, including securities of issuers located in emerging markets.
  Normally investing at least 80% of the fund's assets in debt securities of all types and repurchase agreements for those securities.
  Normally investing primarily in investment-grade debt securities.
  Allocating investments across different market sectors, countries, and regions.
  Investing up to 20% of the fund's assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Actively managing the fund's currency exposures.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.advisor.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	3.61%	September 30, 2013
Lowest Quarter Return	-5.69%	September 30, 2014

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® International Bond Fund} - 12.31 Fidelity International Bond Fund I PRO-01 - Fidelity® International Bond Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity International Bond Fund-Institutional Class Advisor			May 22, 2012
Fidelity International Bond Fund-Institutional Class Advisor | Return Before Taxes	(7.33%)	(2.85%)
Fidelity International Bond Fund-Institutional Class Advisor | After Taxes on Distributions	(7.41%)	(3.18%)	May 22, 2012
Fidelity International Bond Fund-Institutional Class Advisor | After Taxes on Distributions and Sales	(4.08%)	(2.14%)	May 22, 2012
Barclays® Global Aggregate Ex USD GDP Weighted Index(reflects no deduction for fees, expenses, or taxes)	(7.42%)	(1.58%)
[1]	From May 22, 2012